Insurance contracts and private pension - Schedule of Insurance Contracts and Private Pension Portfolios and Measurement Approach (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
(Assets) / liabilities
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
General model (BBA)	R$ 14,307	R$ 16,399
lnsurance	5,897	5,752
Private pension	8,410	10,647
Variable fee approach (VFA)	338,116	289,823
Private pension	338,116	289,823
Simplified model (PAA)	618	611
lnsurance	642	631
Reinsurance	(24)	(20)
Total Insurance contracts and private pension	353,041	306,833
lnsurance	6,539	6,383
Reinsurance	(24)	(20)
Private pension	346,526	300,470
Current	16,861	17,913
Non-current	336,180	288,920
Income Contractual
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
General model (BBA)	3,301	2,332
lnsurance	3,126	2,463
Private pension	175	(131)
Variable fee approach (VFA)	1,543	1,869
Private pension	1,543	1,869
Simplified model (PAA)	2,725	2,335
lnsurance	2,765	2,382
Reinsurance	(40)	(47)
Total Insurance contracts and private pension	7,569	6,536
lnsurance	5,891	4,845
Reinsurance	(40)	(47)
Private pension	1,718	1,738
Current	0	0
Non-current	0	0
Income Financial
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
General model (BBA)	(826)	(1,385)
lnsurance	(309)	(268)
Private pension	(517)	(1,117)
Variable fee approach (VFA)	(41,332)	(22,310)
Private pension	(41,332)	(22,310)
Simplified model (PAA)	8	16
lnsurance	4	11
Reinsurance	4	5
Total Insurance contracts and private pension	(42,150)	(23,679)
lnsurance	(305)	(257)
Reinsurance	4	5
Private pension	(41,849)	(23,427)
Current	0	0
Non-current	R$ 0	R$ 0